Cash and cash equivalents (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Average yield of cash equivalents	96.67%	96.25%